Pioneer High Income Municipal Portfolio
Schedule of Investments  |  May 31, 2023

Schedule of Investments  |  5/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.1%
	Municipal Bonds — 96.5% of Net Assets(a)
	Alabama — 0.3%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,555,227
	Total Alabama	$4,555,227

	Arizona — 1.6%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,638,163
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49	1,509,678
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	215,951
1,115,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/51 (144A)	824,052
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	743,756
12,595,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,096,195
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,027,050
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,077,040
1,810,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	1,139,467
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	1,461,168
	Total Arizona	$22,732,520

	Arkansas — 3.2%
35,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 31,130,400
14,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	14,086,170
	Total Arkansas	$45,216,570

	California — 15.8%
2,000,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	$ 1,987,140
1Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	California — (continued)
80,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	$ 80,278
1,370,000	California County Tobacco Securitization Agency, Golden Gate Tobacco Settlement, Series A, 5.00%, 6/1/47	1,262,208
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	187,279
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/46 (144A)	1,930,240
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 11/1/49 (144A)	1,907,080
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/54 (144A)	1,895,700
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,687,210
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,647,753
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,202,617
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,889,940
8,350,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	8,431,245
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	254,343
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,576,784
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	503,405
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,627,337
280,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.00%, 6/1/43 (144A)	274,140
500,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.125%, 6/1/53 (144A)	483,365
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	976,330
100,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	98,939
Pioneer High Income Municipal Portfolio |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	$ 830,963
3,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	3,160,744
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	981,750
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,273,153
1,875,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	1,849,387
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,571,903
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,055,349
5,475,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	5,320,879
6,165,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/54	6,103,350
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	20,132,633
3,500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	3,249,260
25,320,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	23,588,872
700,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	654,556
6,980,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	6,110,781
34,720,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	28,539,840
31,800,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	25,130,904
64,000,000	Golden State Tobacco Securitization Corp., Series A1, 4.214%, 6/1/50	48,633,600
3Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	California — (continued)
2,500,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	$ 1,158,100
1,925,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	852,313
	Total California	$223,101,670

	Colorado — 6.9%
4,535,000(c)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 4,047,488
577,000(c)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	545,554
1,735,000(c)	Belleview Village Metropolitan District, 4.95%, 12/1/50	1,481,707
1,250,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,149,938
2,090,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,127,516
4,090,000(c)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	4,091,063
26,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	25,659,660
8,425,000(c)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	7,907,873
15,270,000(c)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	14,413,964
5,261,000(c)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	5,178,192
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,061,426
9,760,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	9,309,966
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	692,160
1,000,000(c)	Ridgeline Vista Metropolitan District, Series A, 5.25%, 12/1/60	948,000
2,000,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.00%, 12/1/40 (144A)	1,854,960
3,760,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.125%, 12/1/50 (144A)	3,337,150
597,000(c)	Settler's Crossing Metropolitan District No. 1, Series B, 7.625%, 12/15/50	590,039
1,722,000(c)	Village at Dry Creek Metropolitan District No. 2, 4.375%, 12/1/44	1,497,623
Pioneer High Income Municipal Portfolio |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
1,246,000(c)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	$ 1,234,275
4,280,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/39	4,091,209
5,375,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/49	4,887,703
755,000(c)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	696,601
	Total Colorado	$96,804,067

	Delaware — 0.2%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,699,133
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,008,849
	Total Delaware	$2,707,982

	District of Columbia — 0.4%
915,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/32	$ 955,882
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	1,513,350
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,166,748
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,813,274
710,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	727,480
	Total District of Columbia	$6,176,734

	Florida — 1.3%
500,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/43	$ 40,000
750,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/53	60,000
500,000(d)	Capital Trust Agency, Inc., Series B, 5.25%, 7/1/48	40,000
1,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities Project, 4.00%, 10/1/51 (144A)	748,360
850,000	County of Lake, 5.00%, 1/15/54 (144A)	749,207
270,000	County of Lake, Imagine South Lake Charter School Project, 5.00%, 1/15/29 (144A)	270,381
1,250,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/39 (144A)	1,188,375
2,350,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	2,119,183
5Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	Florida — (continued)
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	$ 290,076
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	10,642,285
225,000	Florida Development Finance Corp., The Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	208,132
2,500,000	Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai, 4.25%, 6/1/56	1,762,250
	Total Florida	$18,118,249

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,000,846
	Total Guam	$1,000,846

	Illinois — 9.0%
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	$ 1,756,112
8,010,000	Chicago Board of Education, 6.00%, 4/1/46	8,295,076
16,170,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/42	15,414,214
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,072,510
8,000,000(c)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,452,080
2,035,000(c)	Chicago Board of Education, Series C, 5.00%, 12/1/34	2,067,865
1,415,000(c)	Chicago Board of Education, Series C, 5.25%, 12/1/39	1,417,165
11,655,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	11,264,208
20,000,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	19,175,200
2,305,000(c)	Chicago Board of Education, Series G, 5.00%, 12/1/44	2,225,501
2,900,000(c)	City of Chicago, 5.50%, 1/1/34	2,947,096
9,200,000(c)	City of Chicago, Series A, 5.50%, 1/1/35	9,741,052
13,795,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	14,231,336
4,050,000	City of Plano Special Service Area No. 3 & No. 4, 4.00%, 3/1/35	4,057,857
4,050,000	Illinois Finance Authority, Series 2, 6.00%, 11/15/36	3,445,659
1,591,212(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B1, 11/15/52	111,385
2,520,597(e)	Illinois Finance Authority, Clare Oaks Project, Series 3, 5.25%, 11/15/52	1,799,555
Pioneer High Income Municipal Portfolio |  | 5/31/236

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
12,160,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	$ 11,576,806
1,415,000(d)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,061,250
3,040,000	Village of Lincolnwood, Series A, 4.82%, 1/1/41 (144A)	2,790,598
2,165,000	Village of Matteson, 6.50%, 12/1/35	2,200,961
1,639,000	Village of Volo IL Special Service Area No. 17, 5.50%, 3/1/47	1,590,436
	Total Illinois	$126,693,922

	Indiana — 7.1%
8,230,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,820,859
580,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	553,506
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,444,439
600,000	City of Fort Wayne, 5.125%, 1/1/32	536,610
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	3,856,649
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,554,175
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,224,344
7,575,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,124,060
1,075,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	1,060,595
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,007,320
800,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	747,872
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,882,457
4,560,000	City of Terre Haute, 5.35%, 1/1/38	3,710,882
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,303,298
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	331,703
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,721,015
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,727,605
7Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	Indiana — (continued)
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	$ 9,419,131
8,340,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	7,333,195
7,950,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	7,601,472
	Total Indiana	$99,961,187

	Iowa — 1.6%
24,485,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 22,926,775
	Total Iowa	$22,926,775

	Kansas — 1.0%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 359,068
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	10,990,851
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,119,375
	Total Kansas	$13,469,294

	Maryland — 0.1%
900,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 902,340
	Total Maryland	$902,340

	Massachusetts — 0.8%
4,710,000	Massachusetts Development Finance Agency, Series A, 5.00%, 7/1/44	$ 4,536,389
689,436(d)	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	241,302
1,802,446(d)	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37 (144A)	630,856
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.00%, 4/15/40	1,263,738
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, 5.125%, 11/15/46 (144A)	4,524,930
	Total Massachusetts	$11,197,215

	Michigan — 2.2%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,750,725
Pioneer High Income Municipal Portfolio |  | 5/31/238

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	$ 1,248,163
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	5,901,953
4,000,000(e)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	4,188,880
7,100,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,173,805
	Total Michigan	$30,748,526

	Minnesota — 2.0%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,192,820
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,974,577
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	916,030
2,440,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,466,547
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	2,016,520
3,515,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,634,686
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	398,348
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,500,945
3,145,000	City of Rochester, Series A, 5.25%, 9/1/43	2,721,809
6,080,000	City of Rochester, Series A, 5.375%, 9/1/50	5,113,462
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,428,810
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,076,360
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,379,898
	Total Minnesota	$28,820,812

	Missouri — 0.2%
200,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	$ 192,164
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	912,770
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	1,990,328
	Total Missouri	$3,095,262

9Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	New Jersey — 0.8%
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	$ 1,214,476
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,139,658
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,283,475
7,205,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	6,813,840
	Total New Jersey	$11,451,449

	New Mexico — 1.2%
16,135,000(e)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 15,650,950
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,583,768
	Total New Mexico	$17,234,718

	New York — 14.8%
375,000(d)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 383,955
4,150,000(d)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	4,165,313
6,175,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	5,542,309
9,250,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	8,924,955
10,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
8,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	8,035,339
22,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.00%, 6/1/35	20,027,486
15,020,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.125%, 6/1/46	13,363,144
6,735,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	6,127,436
Pioneer High Income Municipal Portfolio |  | 5/31/2310

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
21,100,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	$ 21,092,615
32,420,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	29,399,753
51,600,000(b)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series S-4A, 6/1/60 (144A)	2,355,540
440,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/45	414,326
18,745,000	New York Counties Tobacco Trust VI, Settlement pass through, Series A-2B, 5.00%, 6/1/51	17,473,152
2,820,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,825,189
2,250,000	TSASC, Inc., Series B, 5.00%, 6/1/25	2,205,765
26,890,000	TSASC, Inc., Series B, 5.00%, 6/1/45	25,158,015
27,980,000	TSASC, Inc., Series B, 5.00%, 6/1/48	25,919,832
12,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	7,902,960
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	4,408,100
	Total New York	$209,289,253

	Ohio — 5.1%
67,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 61,981,700
3,000,000	County of Muskingum, Genesis Healthcare System Project , 5.00%, 2/15/44	2,714,070
2,250,000	County of Muskingum, Genesis Healthcare System Project , 5.00%, 2/15/48	1,964,205
980,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	824,846
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,219,684
	Total Ohio	$71,704,505

	Pennsylvania — 4.1%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 998,470
2,535,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,270,295
11Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	$ 8,791,664
1,205,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/32 (144A)	1,218,508
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,183,790
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	3,035,751
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,700,388
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,529,400
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,397,138
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,641,815
925,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	911,597
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,078,884
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	7,384,126
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,142,052
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,888,874
340,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.00%, 6/15/32	336,246
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	986,814
Pioneer High Income Municipal Portfolio |  | 5/31/2312

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	$ 876,793
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	922,865
	Total Pennsylvania	$58,295,470

	Puerto Rico — 4.0%
15,689,000(c)	Commonwealth of Puerto Rico, Series A1, 4.00%, 7/1/46	$ 12,632,626
10,745,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	10,169,175
6,685,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	4,679,500
3,535,000	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	2,518,688
1,285,000	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	918,775
3,735,000	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	2,661,187
3,315,000	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	2,361,938
1,000,000	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	717,500
1,130,000	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	799,475
14,060,000	Puerto Rico Highway & Transportation Authority, Series A, 5.00%, 7/1/62	13,448,390
4,000,000	Puerto Rico Highway & Transportation Authority, Series A, 5.85%, 3/1/27	3,996,600
1,295,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	1,304,751
	Total Puerto Rico	$56,208,605

	Rhode Island — 0.2%
2,065,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 371,700
2,000,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 2.629%, 9/1/47 (144A)	1,962,400
	Total Rhode Island	$2,334,100

13Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	Tennessee — 0.1%
1,095,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, 4.00%, 6/1/51 (144A)	$ 857,889
	Total Tennessee	$857,889

	Texas — 4.4%
325,000	Arlington Higher Education Finance Corp., 3.50%, 3/1/24 (144A)	$ 321,584
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	17,612,606
100,000	Arlington Higher Education Finance Corp., Series A, 5.875%, 3/1/24	100,524
525,000	Arlington Higher Education Finance Corp., Series A, 6.625%, 3/1/29	534,602
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	380,273
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,912,247
280,000	City of Celina, 5.50%, 9/1/24	280,882
1,025,000	City of Celina, 6.00%, 9/1/30	1,026,025
2,590,000	City of Celina, 6.25%, 9/1/40	2,622,220
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	15,398,515
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	3,376,154
100,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.25%, 8/15/35 (144A)	102,020
2,000,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.50%, 8/15/45 (144A)	2,046,240
1,250,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.50%, 7/1/46	562,500
1,000,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.75%, 7/1/51	450,000
75,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 6.00%, 7/1/26	30,000
1,350,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 7.00%, 7/1/51	540,000
17,350,000(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	4,272,437
Pioneer High Income Municipal Portfolio |  | 5/31/2314

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
8,142,447(d)	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	$ 5,292,591
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 0.000%, 12/1/30	688,670
	Total Texas	$62,550,090

	Virginia — 5.2%
2,900,000	Ballston Quarter Community Development Authority, Series A, 5.50%, 3/1/46	$ 2,086,550
4,290,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.40%, 3/1/45 (144A)	4,222,733
21,385,000	Tobacco Settlement Financing Corp., Series 1, 6.706%, 6/1/46	19,397,050
41,495,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	38,842,640
5,905,000(e)	Tobacco Settlement Financing Corp., Series B2, 5.20%, 6/1/46	5,729,680
14,000,000(b)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,346,700
	Total Virginia	$73,625,353

	Wisconsin — 2.8%
2,500,000	Public Finance Authority, American Preparatory Academy - Las Vegas Project, Series A, 5.125%, 7/15/37 (144A)	$ 2,461,325
1,550,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	1,550,977
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	5,559,853
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,621,005
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	365,186
710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	647,676
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	2,258,846
400,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/36 (144A)	355,224
700,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/51 (144A)	502,558
2,280,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	1,508,995
15Pioneer High Income Municipal Portfolio |  | 5/31/23

Principal Amount USD ($)		Value
	Wisconsin — (continued)
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	$ 320,943
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	859,851
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,488,425
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	9,749,711
275,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	271,147
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	2,068,660
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,542,150
2,000,000	Public Finance Authority, Searstone CCRC Project, 4.00%, 6/1/41 (144A)	1,491,000
1,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	1,320,825
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52 (144A)	1,939,550
10,640,000(b)(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	1,064,000
	Total Wisconsin	$39,947,907

	Total Municipal Bonds (Cost $1,489,794,351)	$1,361,728,537

	Debtors in Possession Financing — 0.6% of Net Assets#
	Retirement Housing — 0.6%
9,000,000+	Springshire Retirement LLC - Promissory Note, 9.00%, 7/1/23	$ 9,000,000
	Total Retirement Housing	$9,000,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $9,000,000)	$9,000,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.1% (Cost $1,498,794,351)	$1,370,728,537
	OTHER ASSETS AND LIABILITIES — 2.9%	$41,235,782
	net assets — 100.0%	$1,411,964,319

Pioneer High Income Municipal Portfolio |  | 5/31/2316

Schedule of Investments  |  5/31/23
(unaudited) (continued)
AGM	Assured Guaranty Municipal Corp.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at May 31, 2023.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2023, the value of these securities amounted to $395,890,178, or 28.0% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2023.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$9,000,000	$9,000,000
% of Net assets			0.6%
17Pioneer High Income Municipal Portfolio |  | 5/31/23

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Tobacco Revenue	26.3%
Health Revenue	21.9
Education Revenue	20.1
Development Revenue	11.6
Water Revenue	2.7
Facilities Revenue	1.7
Transportation Revenue	1.4
Power Revenue	1.1
Other Revenue	1.0
Industrial Revenue	0.3
Utilities Revenue	0.1
Pollution Control Revenue	0.1
88.3%
General Obligation Bonds:	11.7%
100.0%
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,361,728,537	$—	$1,361,728,537
Debtors in Possession Financing	—	—	9,000,000	9,000,000
Total Investments in Securities	$—	$1,361,728,537	$9,000,000	$1,370,728,537
During the period ended May 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer High Income Municipal Portfolio |  | 5/31/2318